Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	26,900,050
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY